Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash and cash equivalents	$ 7,563	$ 6,180	$ 1,620
Restricted cash, current portion	376	944
Restricted cash, net of current portion	2,250	2,750	2,417
Total cash and cash equivalents and restricted cash	$ 10,189	$ 9,874	$ 4,037